Accumulated Other Comprehensive Income (Loss) - Reclassifications Out of AOCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on sales of debt securities	$ 1,138	$ 1,481	$ 1,380
Other income (loss)	1,522	1,896	(52)
Equity investment income	261	1,130	2,901
Net interest income	38,958	40,779	40,719
Trading account profits	6,473	6,309	7,056
Personnel	(32,868)	(33,787)	(34,719)
Income Before Income Taxes	22,070	7,963	14,733
Income tax expense	6,234	2,443	4,194
Net income	15,836	5,520	10,539
Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income	(347)	394	679
Reclassification out of Accumulated Other Comprehensive Income | Accumulated Net Unrealized Investment Gain (Loss) | Debt securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on sales of debt securities	1,138	1,481	1,380
Other income (loss)	(81)	(16)	(20)
Income Before Income Taxes	1,057	1,465	1,360
Income tax expense	401	556	517
Net income	656	909	843
Reclassification out of Accumulated Other Comprehensive Income | Accumulated Net Unrealized Investment Gain (Loss) | Equity securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Equity investment income	0	0	771
Income Before Income Taxes	0	0	771
Income tax expense	0	0	285
Net income	0	0	486
Reclassification out of Accumulated Other Comprehensive Income | Debit Valuation Adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other income (loss)	(556)
Income Before Income Taxes	(556)
Income tax expense	(211)
Net income	(345)
Reclassification out of Accumulated Other Comprehensive Income | Derivatives
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income Before Income Taxes	(883)	(760)	(773)
Income tax expense	(332)	(285)	(286)
Net income	(551)	(475)	(487)
Reclassification out of Accumulated Other Comprehensive Income | Derivatives | Interest rate contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other income (loss)	0	0	18
Net interest income	(974)	(1,119)	(1,119)
Reclassification out of Accumulated Other Comprehensive Income | Derivatives | Commodity contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Trading account profits	0	0	(1)
Reclassification out of Accumulated Other Comprehensive Income | Derivatives | Equity contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Personnel	91	359	329
Reclassification out of Accumulated Other Comprehensive Income | Prior service cost
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Personnel	(5)	(5)	(4)
Reclassification out of Accumulated Other Comprehensive Income | Net actuarial losses
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Personnel	(164)	(50)	(225)
Reclassification out of Accumulated Other Comprehensive Income | Settlements and curtailments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Personnel	0	0	(8)
Reclassification out of Accumulated Other Comprehensive Income | Accumulated Defined Benefit Plans Adjustment
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income Before Income Taxes	(169)	(55)	(237)
Income tax expense	(62)	(23)	(79)
Net income	(107)	(32)	(158)
Reclassification out of Accumulated Other Comprehensive Income | Foreign currency
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other income (loss)	38	(20)	(138)
Income Before Income Taxes	38	(20)	(138)
Income tax expense	38	(12)	(133)
Net income	$ 0	$ (8)	$ (5)